COLT 2024-INV2 Mortgage Loan Trust ABS-15G

Exhibit 99.25

Client Name:	Hudson Advisors
Client Project Name:	COLT 2024-INV2
Start - End Dates:	2/7/2023 - 2/27/2024
Deal Loan Count:	308

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Application	XXXX	Missing or incomplete documentation related to citizenship/residency	1
Total				1

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